Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,630.00
Previously Paid Amount	0.00
Total Fee Amount	41.38
Total Offset Amount	0.00
Net Fee	41.38
Narrative - Max Aggregate Offering Price	$ 299,630.00
Final Prospectus	true